Interim Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands	Pointer Telocation Ltd.'s Shareholders Share capital	Pointer Telocation Ltd.'s Shareholders Additional paid-in capital	Pointer Telocation Ltd.'s Shareholders Accumulated other comprehensive income (loss)	Pointer Telocation Ltd.'s Shareholders Accumulated deficit	Non-controlling interest	Total
Balance at Dec. 31, 2016	$ 5,837	$ 128,438	$ (5,633)	$ (86,115)	$ 162	$ 42,689
Balance, shares at Dec. 31, 2016	7,873,919
Exercise of share options	$ 133	143				276
Exercise of share options	159,875
Stock-based compensation expenses		217				217
Other comprehensive income (loss)			3,156			3,156
Net loss attributable to Non-controlling interest					6	6
Net income attributable to Pointer Telocation Ltd.’s shareholders				3,527		3,527
Balance at Jun. 30, 2017	$ 5,970	128,798	(2,477)	(82,588)	168	49,871
Balance, shares at Jun. 30, 2017	8,033,794
Balance at Dec. 31, 2016	$ 5,837	128,438	(5,633)	(86,115)	162	42,689
Balance, shares at Dec. 31, 2016	7,873,919
Exercise of share options	$ 158	237				395
Exercise of share options	185,175
Stock-based compensation expenses		401			117	518
Other comprehensive income (loss)			3,293			3,293
Net loss attributable to Non-controlling interest					3	3
Net income attributable to Pointer Telocation Ltd.’s shareholders				16,518		16,518
Balance at Dec. 31, 2017	$ 5,995	129,076	(2,340)	(69,597)	282	63,416
Balance, shares at Dec. 31, 2017	8,059,094
Exercise of share options	$ 54	27				81
Exercise of share options	72,894
Stock-based compensation expenses		386				386
Effect of adoption of ASC Topic 606				356		356
Other comprehensive income (loss)			(4,567)		(35)	(4,602)
Net loss attributable to Non-controlling interest					(3)	(3)
Net income attributable to Pointer Telocation Ltd.’s shareholders				3,697		3,697
Balance at Jun. 30, 2018	$ 6,049	$ 129,489	$ (6,907)	$ (65,544)	$ 244	$ 63,331
Balance, shares at Jun. 30, 2018	8,131,988